Income Tax Expense (Recovery)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax Expense	Income Tax (Expense) Recovery
The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Current	(380)	(3,592)	(960)	9,030
Deferred	(1,030)	(110)	1,139	651
Income tax (expense) recovery	(1,410)	(3,702)	179	9,681
Included in the Company's current income tax (expense) recovery are provisions for uncertain tax positions relating to freight taxes. Positions relating to freight taxes can vary each period depending on the trading patterns of the Company's vessels.
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Nine Months Ended September 30,
	2021	2020
	$	$
Balance of unrecognized tax benefits as at January 1	70,738	62,958
Increases for positions related to the current year	4,540	4,476
Increases for positions related to prior years	7,142	5,656
Decreases for positions related to prior years	—	(16,441)
Settlements with tax authority	—	(9,372)
Decrease related to statute of limitations	(11,314)	(1,681)
Foreign exchange gain (loss)	92	(338)
Balance of unrecognized tax benefits as at September 30	71,198	45,258
During the nine months ended September 30, 2020, the Company secured an agreement with a tax authority, which was based in part on an initiative of the tax authority in response to the COVID-19 global pandemic and included the waiver of interest and penalties on unpaid taxes. As a result, the Company reduced its freight tax liabilities for this jurisdiction by $16.4 million to $9.8 million, of which $8.5 million was paid in August 2020 and $1.1 million was paid in June 2021 with respect to open tax years up to and including 2020.
The Company does not presently anticipate that its provisions for uncertain tax positions relating to freight taxes will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at the time. Such information may include legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.